Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Schedule of Commitments and Contingencies
Years Ending December 31,

2020 (remaining)	$48,000
2021	192,000
2022	144,000

$384,000

Years Ending December 31,

2020	$1,376,000
2021	192,000
2022	144,000

$1,712,000